6. Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
Schedule of accounts receivable

The accounts receivable as of December 31, 2019 and 2018 consisted of the following:

	December 31,	December 31,
	2019	2018
Accounts receivable	$17,001	$28,410
Less: Allowance for doubtful accounts	(462)	(633)
Accounts receivable, net	$16,539	$27,777

Allowance for doubtful accounts rollforward

The movements of allowance for doubtful accounts are as follows:

	2019	2018	2017
Balance as at January 1	$633	$1,520	$1,592
Addition	101	202	1,536
Written off	(45)	–	(1,526)
Reversal	(225)	(1,002)	(152)
Foreign currency translation difference	(2)	(87)	70
Balance as at December 31	$462	$633	$1,520